Derivative Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Net gain (loss) on derivative financial instruments	$ (1,816,000)	$ (25,082,000)
Net deferred losses expected to be reclassified from AOCI over next 12 months	(1,000,000)
Notional value of outstanding derivative contracts	$ 161,000,000
Derivative contracts, maturity date	Mar. 31, 2019
Fair value of derivative contracts	$ 2,000,000
EPCI projects [Member]
Derivative [Line Items]
Notional value of outstanding derivative contracts	$ 92,000,000